Share-based compensation - Schedule of Recognized Compensation Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	$ 2,310	$ 5,428	$ 5,294
Sales and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	185	381	404
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	1,209	2,453	2,245
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation costs	$ 916	$ 2,594	$ 2,645